Trade Receivables, Net - Summary of Movements of Loss Allowance of Trade Receivables (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of financial assets [Line Items]
Beginning balance	$ 407,133	$ 12,979	$ 332,756	$ 164,408
Remeasurement of loss allowance	225,969	7,203	154,301	108,672
Acquisitions through business combinations	0	0	0	67,034
Amounts written off	(106,228)	(3,386)	(92,319)	(8,376)
Effects of foreign currency exchange differences	7,503	239	12,395	1,018
Ending balance	$ 534,377	$ 17,035	$ 407,133	$ 332,756